11. SHAREHOLDERS' EQUITY: Schedule of changes in share options (Details) - Share options including those granted to directors, officers, employees and consultants - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,220,000	1,460,938	1,303,750	562,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.08	$ 1.38	$ 1.52	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	201,250	2,420,000	672,500	1,063,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.64	$ 0.24	$ 1.38	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(80,000)	(1,460,938)	(115,312)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 1.80	$ 1.38	$ 1.51	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(37,500)	0	(400,000)	(406,250)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.60	$ 0	$ 0.48	$ 0.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,303,750	2,420,000	1,460,938	1,220,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.52	$ 0.24	$ 1.38	$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,035,625	1,188,750	1,184,324	774,375
Weighted Average Exercise price at end of period	$ 1.52	$ 0.22	$ 1.38	$ 0.76